EMPLOYEE AND DIRECTOR INCENTIVE PLANS - RSU Activity (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Restricted Stock
Vested (in shares)	490
Weighted-Average Grant Date Fair Value
Vested, Weighted average grant date fair value (usd per share)	$ 7.59
Restricted Stock Units (RSUs)
Number of Restricted Stock
Beginning balance (in shares)	1,197	0
Granted (in shares)	1,084	1,245
Vested (in shares)	490	0
Forfeited/Canceled (in shares)	350	48
Ending balance (in shares)	1,441	1,197
Weighted-Average Grant Date Fair Value
Beginning balance, Weighted average grant date fair value (usd per share)	$ 7.31	$ 0
Granted, Weighted average grant date fair value (usd per share)	8.43	7.31
Vested, weighted average grant date fair value (usd per share)	7.59	0
Forfeited, Weighted average grant date fair value (usd per share)	8.11	7.31
Ending balance, Weighted average grant date fair value (usd per share)	$ 7.98	$ 7.31